PREPAID EXPENSES	12 Months Ended
Dec. 31, 2019
Current prepayments [abstract]
PREPAID EXPENSES
	December 31, 2019	December 31, 2018	December 31, 2017
General	$44,613	$47,215	$-
Insurance	59,815	57,883	41,029
Environmental and taxes	6,850	8,789	47,508
Rent	24,489	9,385	11,458
Market advisors	-	-	40,615
	$135,767	$123,272	$140,610

During the year ended December 31, 2019, the Company wrote-off $51,828 (2018 - $26,234, 2017 - $57,420) of prepaid expenses for which no future benefit is expected to be received.